CDC IXIS MODERATE DIVERSIFIED PORTFOLIO
              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                             CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                              CDC NVEST STAR FUNDS
                                 CDC NVEST FUNDS
                                  (THE "FUNDS")

Supplement dated September 30, 2004 to CDC Nvest Income Funds Classes A, B, C and Y prospectuses, CDC Nvest Funds Classes A, B, C and Y prospectuses, and CDC Nvest Tax Free Income Funds Classes A and B prospectus, each dated February 1, 2004, CDC Nvest Star Funds Classes A, B and C prospectus, CDC Nvest Equity Funds Classes A, B and C prospectus, and CDC Nvest Equity Funds and CDC Nvest Star Funds Class Y prospectus, each dated May 1, 2004, CDC IXIS Moderate Diversified Portfolio Classes A and C prospectus dated July 14, 2004, and CDC Nvest Cash Management Trust - Money Market Series prospectus dated September 1, 2004, each as may be supplemented from time to time.

Effective November 1, 2004, the name of the Distributor for the Funds will change from CDC IXIS Asset Management Distributors, L.P. to IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.

Also   effective   November  1,  2004  the  name  of  the  Adviser  or  Advisory
Administrator will change from CDC IXIS Asset Management Advisers, L.P. to IXIS ASSET MANAGEMENT ADVISORS, L.P for the following funds:


                       CDC IXIS International Equity Fund
                     CDC IXIS Moderate Diversified Portfolio
              CDC Nvest Cash Management Trust - Money Market Series
                          CDC Nvest Star Advisers Fund
                           CDC Nvest Star Growth Fund
                            CDC Nvest Star Value Fund
                          Hansberger International Fund
                     Harris Associates Large Cap Value Fund
                      Harris Associates Focused Value Fund
                        Loomis Sayles Core Plus Bond Fund
                    Loomis Sayles Government Securities Fund
                Loomis Sayles Massachusetts Tax Free Income Fund
                       Vaughan Nelson Small Cap Value Fund
                          Westpeak Capital Growth Fund





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